Property and equipment, net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and equipment, net
Note 8. Property and equipment, net

	December 31, 2022	December 31, 2021
Manufacturing equipment	$546	$526
Furniture and equipment	10,203	8,294
Leasehold improvements	6,674	6,637
Computers and software	27,140	22,735
	44,563	38,192

Less—accumulated depreciation	(27,304)	(21,436)
	$17,259	$16,756
Depreciation expenses were $6,368, $5,036 and $4,464 in the year ended December 31, 2022, 2021 and 2020, respectively.